Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ (6)	$ 8	$ 37	$ 102
Prepaid expenses and other current assets	24	15	49	(1)
Other financial assets	2	1	13	18
Payables, accruals and provisions	(93)	(46)	(367)	(175)
Deferred revenue	67	89	58	57
Other financial liabilities	(2)		(13)	(18)
Income taxes	(3)	(24)	36	860
Other	(14)	(28)	(29)	(43)
Total	$ (25)	$ 15	$ (216)	$ 800